--------------------------------------------------------------------------------

                      THE NORTH CAROLINA TAX FREE BOND FUND
                      -------------------------------------

                              A No-Load Mutual Fund


                                  ANNUAL REPORT
                                 August 31, 1998



         INVESTMENT ADVISOR                               ADMINISTRATOR
         ------------------                               -------------
       BOYS, ARNOLD & COMPANY                    COUNTRYWIDE FUND SERVICES, INC.
       Post Office Drawer 5255                          312 Walnut Street
      1272 Hendersonville Road                            P.O. Box 5354
Asheville, North Carolina 28813-5255               Cincinnati, Ohio 45201-5354
           1.800.286.8038                                1.800.841.0987


--------------------------------------------------------------------------------

October 7, 1998

We are pleased to enclose the annual report for The North Carolina Tax Free Bond Fund for the year ended August 31, 1998.

Your Fund continued to perform very well for the fiscal year as interest rates declined and the supply of newly issued bonds remained historically light. As a result, bond prices moved higher and volatility stayed moderate. Municipal bond returns for the period, although very attractive, lagged those of taxable bonds as interest rates on Treasury securities declined more, causing the relative attractiveness of municipal bonds to increase by the end of the year.

For the fiscal year ended August 31, 1998, your Fund had a total return (which includes income and appreciation) of 8.92%, outperforming the 8.65% return for the Lehman Brothers Municipal Bond Index during the same period. This ranked your Fund seventh out of 40 North Carolina municipal debt funds as tracked by Lipper Analytical Services, Inc. In fact, the Fund ranked second for the five year period ended August 31, 1998, out of a group of 16 funds as measured by Lipper. At the close of the fiscal year, the Fund's net asset value was $11.11 per share. The Fund paid tax-free income of $.45 per share during the year.

The Fund continues to maintain a portfolio of high quality North Carolina municipal bonds with an average maturity of fifteen years. The portfolio's overall quality, as measured by Standard & Poor's Corporation quality ratings, is AA+.

Subsequent to the close of the Fund's fiscal year, interest rates declined at a rapid rate reaching levels not seen since the 1960s. The plunge in some currency values around the globe has fanned fears of a global recession and continued deflationary pressures. This, coupled with concerns over the immediate future of our President, the risk of our own domestic recession, and worries over further surprise shocks, have caused considerable investor caution. The perception of increased inflation as a probable risk has shifted to concern over potential global deflation. Whether or not recession occurs in the U.S., we expect the domestic economy to slow. With increased focus on safety and income, municipal bonds should remain in demand by investors.

We expect inflation to remain subdued and the trend in municipal bond interest rates to also stay flat to downward. High quality municipal bonds provide an outstanding alternative for investors when safety, stability and steady tax-free income are in demand. With many municipal bonds trading at higher yields than Treasuries, municipals look very attractive relative to competitive investments. We encourage investors to maintain a long term outlook toward their investment in the Fund and to consider a plan of regular investment through dollar cost averaging.

We appreciate your continued trust and support and welcome your questions and comments.

Sincerely,

/s/ John B. Kuhns                   /s/ Jon L. Vannice
John B. Kuhns                       Jon L. Vannice

                     The North Carolina Tax Free Bond Fund

Comparison of the Change in Value of a $10,000 Investment in the North Carolina
        Tax Free Bond Fund and the Lehman Brothers Municipal Bond Index
--------------------------------------------------------------------------------
THE NORTH CAROLINA TAX FREE BOND FUND

LEHMAN BROTHERS MUNICIPAL BOND INDEX:     THE NORTH CAROLINA TAX FREE BOND FUND:
-------------------------------------     --------------------------------------

              QTRLY                                      QTRLY
  DATE        RETURN     BALANCE            DATE        RETURN      BALANCE
------        ------     -------            ----        ------      -------
01/13/93                  10,000          01/13/93                   10,000
02/28/93       4.96%      10,496          02/28/93       3.70%       10,370
05/31/93       0.50%      10,548          05/31/93      -0.72%       10,296
08/31/93       3.92%      10,962          08/31/93       3.54%       10,660
11/30/93       0.44%      11,010          11/30/93       0.63%       10,727
02/28/94       0.60%      11,076          02/28/94      -0.06%       10,721
05/31/94      -2.42%      10,808          05/31/94      -1.25%       10,587
08/31/94       1.56%      10,977          08/31/94       1.03%       10,696
11/30/94      -4.97%      10,431          11/30/94      -4.53%       10,212
02/28/95       8.18%      11,285          02/28/95       7.94%       11,024
05/31/95       4.50%      11,792          05/31/95       4.15%       11,481
08/31/95       1.33%      11,949          08/31/95       0.76%       11,569
11/30/95       3.79%      12,402          11/30/95       3.41%       11,963
02/29/96       1.04%      12,531          02/29/96       1.17%       12,103
05/31/96      -1.59%      12,332          05/31/96      -2.46%       11,804
08/31/96       1.98%      12,576          08/31/96       2.25%       12,070
11/30/96       4.42%      13,132          11/30/96       4.56%       12,620
02/28/97       0.68%      13,221          02/28/97       0.17%       12,641
05/31/97       0.99%      13,352          05/31/97       0.09%       12,652
08/31/97       2.89%      13,738          08/31/97       2.75%       13,000
11/30/97       2.44%      14,073          11/30/97       2.33%       13,303
02/28/98       2.54%      14,431          02/28/98       3.08%       13,713
05/31/98       1.22%      14,607          05/31/98       0.75%       13,815
08/31/98       2.20%      14,928          08/31/98       2.49%       14,159

Past performance is not predictive of future performance.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     The North Carolina Tax Free Bond Fund
                          Average Annual Total Returns

               1 Year         5 Years        Since Inception*
               ------         -------        ----------------
                8.92%          5.84%              6.37%
--------------------------------------------------------------------------------
* Commencement of operations was January 13, 1993.

                      THE NORTH CAROLINA TAX FREE BOND FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                                 AUGUST 31, 1998


ASSETS:
      Investment securities, at value (cost $11,893,844) (note 1)          $12,464,828
      Interest receivable                                                      185,930
      Receivable for capital shares sold                                           650
      Receivable for securities sold                                           373,543
      Receivable from Advisor (note 3)                                           3,582
      Other assets                                                               3,238
                                                                           -----------
           TOTAL ASSETS                                                     13,031,771
                                                                           -----------

LIABILITIES:
      Dividends payable                                                          3,848
      Payable for capital shares redeemed                                       67,000
      Payable for securities purchased                                         517,062
      Payable to affiliates (note 3)                                             3,450
      Other accrued expenses and liabilities                                     4,103
                                                                           -----------
           TOTAL LIABILITIES                                                   595,463
                                                                           -----------

NET ASSETS                                                                 $12,436,308
                                                                           ===========

NET ASSETS CONSIST OF:
      Paid-in capital                                                      $11,749,790
      Accumulated net realized gains from security transactions                115,534
      Net unrealized appreciation on investments                               570,984
                                                                           -----------
           NET ASSETS                                                      $12,436,308
                                                                           ===========

Shares of beneficial interest outstanding (unlimited
      number of shares authorized, no par value)                             1,119,328
                                                                           ===========
Net asset value, offering price and redemption price per share (note 1)    $     11.11
                                                                           ===========

See accompanying notes to financial statements.

                      THE NORTH CAROLINA TAX FREE BOND FUND

                             STATEMENT OF OPERATIONS

                       FOR THE YEAR ENDED AUGUST 31, 1998


INVESTMENT INCOME:
      Interest                                                        $ 544,080
                                                                      ---------
EXPENSES:
      Investment advisory fees (note 3)                                  38,230
      Professional fees                                                  22,841
      Accounting services fees (note 3)                                  19,500
      Administration fees (note 3)                                       14,208
      Shareholder service fees (note 3)                                  27,318
      Postage and supplies                                                7,884
      Trustees' fees and expenses                                         7,308
      Transfer agent fees (note 3)                                        5,019
      Pricing expenses                                                    4,374
      Insurance expense                                                   3,239
      Custodian fees                                                      3,232
      Reports to shareholders                                             1,865
                                                                      ---------
           TOTAL EXPENSES                                               155,018
      Investment advisory fees waived (note 3)                          (36,891)
      Shareholder service fees waived (note 3)                          (27,318)
                                                                      ---------
           NET EXPENSES                                                  90,809
                                                                      ---------

NET INVESTMENT INCOME                                                   453,271
                                                                      ---------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
      Net realized gains from security transactions                     176,632
      Net increase in unrealized appreciation on investments            324,337
                                                                      ---------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                        500,969
                                                                      ---------

NET INCREASE IN NET ASSETS FROM OPERATIONS                            $ 954,240
                                                                      =========

See accompanying notes to financial statements.

                      THE NORTH CAROLINA TAX FREE BOND FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

                  FOR THE YEARS ENDED AUGUST 31, 1998 AND 1997

                                                                           YEAR ENDED       YEAR ENDED
                                                                           AUGUST 31,       AUGUST 31,
                                                                              1998             1997
                                                                          ------------     -----------
FROM OPERATIONS:
      Net investment income                                              $    453,271     $   341,923
      Net realized gains from security transactions                           176,632          32,653
      Net increase in unrealized appreciation on investments                  324,337         190,154
                                                                         ------------     -----------
           NET INCREASE IN NET ASSETS FROM OPERATIONS                         954,240         564,730
                                                                         ------------     -----------
DISTRIBUTIONS TO SHAREHOLDERS:
      From net investment income                                             (453,271)       (341,923)
                                                                         ------------     -----------
FROM CAPITAL SHARE TRANSACTIONS:
      Proceeds from shares sold                                             3,362,112       3,821,326
      Net asset value of shares issued in reinvestment
           of distributions to shareholders                                   365,561         266,015
      Payment for shares redeemed                                          (1,746,629)       (756,360)
                                                                         ------------     -----------
           NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS       1,981,044       3,330,981
                                                                         ------------     -----------

TOTAL INCREASE IN NET ASSETS                                                2,482,013       3,553,788

NET ASSETS:
      Beginning of year                                                     9,954,295       6,400,507
                                                                         ------------     -----------
      End of year                                                        $ 12,436,308     $ 9,954,295
                                                                         ============     ===========

SUMMARY OF CAPITAL SHARE ACTIVITY:
      Shares sold                                                             309,619         363,128
      Shares issued in reinvestment of distributions to shareholders           33,523          25,239
      Shares redeemed                                                        (160,158)        (71,933)
                                                                         ------------     -----------
      Net increase in shares outstanding                                      182,984         316,434
      Shares outstanding, beginning of year                                   936,344         619,910
                                                                         ------------     -----------
      Shares outstanding, end of year                                       1,119,328         936,344
                                                                         ============     ===========

See accompanying notes to financial statements.

                      THE NORTH CAROLINA TAX FREE BOND FUND

                              FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                        YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED        YEAR ENDED
                                                        AUGUST 31,      AUGUST 31,      AUGUST 31,      AUGUST 31,        AUGUST 31,
                                                           1998            1997            1996            1995              1994
                                                       -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE AT BEGINNING OF YEAR                   $     10.63     $     10.32     $     10.36     $     10.02     $     10.40

INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                                   0.45            0.47            0.48            0.45            0.42
      Net realized and unrealized gains
           (losses) on investments                            0.48            0.31           (0.04)           0.34           (0.38)
                                                       -----------     -----------     -----------     -----------     -----------
           TOTAL FROM INVESTMENT OPERATIONS                   0.93            0.78            0.44            0.79            0.04
                                                       -----------     -----------     -----------     -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS:
      From net investment income                             (0.45)          (0.47)          (0.48)          (0.45)          (0.42)
                                                       -----------     -----------     -----------     -----------     -----------

NET ASSET VALUE AT END OF YEAR                         $     11.11     $     10.63     $     10.32     $     10.36     $     10.02
                                                       ===========     ===========     ===========     ===========     ===========

TOTAL RETURN                                                 8.92%           7.71%           4.33%           8.16%           0.38%
                                                       ===========     ===========     ===========     ===========     ===========

NET ASSETS AT END OF YEAR                              $12,436,308     $ 9,954,295     $ 6,400,507     $ 4,183,149     $ 3,929,053
                                                       ===========     ===========     ===========     ===========     ===========

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
      Before expense reimbursements and waived fees          1.42%           1.68%           2.24%           2.76%           3.26%
      After expense reimbursements and
           waived fees (note 3)                              0.83%           0.85%           0.85%           0.85%           0.84%

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS         4.15%           4.49%           4.60%           4.56%           4.09%

PORTFOLIO TURNOVER RATE                                        36%             20%             10%             83%             23%

See accompanying notes to financial statements.

                      THE NORTH CAROLINA TAX FREE BOND FUND

                            PORTFOLIO OF INVESTMENTS

                                 AUGUST 31, 1998

                                                                 PRINCIPAL    INTEREST  MATURITY      VALUE
                                                                  AMOUNT        RATE      DATE       (NOTE 1)
                                                                 --------      -------  --------   -----------
MUNICIPAL OBLIGATIONS - 98.6%
      Appalachian State University
           Utility System Revenue                                $150,000       5.90%   05-15-08   $   166,956
      Asheville, North Carolina
           Water System Revenue                                   150,000       5.50%   08-01-11       162,734
      Buncombe County, North Carolina
           Solid Waste System Special Obligation Revenue          200,000       5.60%   03-01-11       217,112
      Buncombe County, North Carolina
           Certificate of Participation                           500,000       5.00%   12-01-12       513,345
      Cabarrus County, North Carolina
           General Obligation                                     250,000       5.40%   02-01-17       263,665
      Charlotte, North Carolina
           Public Improvements General Obligation                 400,000       5.30%   04-01-08       430,584
      Charlotte, North Carolina
           Law Enforcement Facilities Project Series A
           Certificate of Participation                           100,000       6.10%   12-01-15       109,221
      Charlotte, North Carolina
           Water & Sewer General Obligation                       400,000       5.60%   05-01-20       445,528
      Concord, North Carolina
           Utilities System Revenue                               125,000       5.50%   12-01-14       133,680
      Cumberland County, North Carolina
           General Obligation                                     400,000       4.90%   03-01-12       411,724
      Currituck County, North Carolina
           General Obligation                                     300,000       5.40%   04-01-14       317,898
      Durham, North Carolina
           General Obligation Revenue                             200,000       5.80%   02-01-12       219,372
      Forsyth County, North Carolina
           General Obligation                                     300,000       4.75%   02-01-13       303,744
      Gaston County, North Carolina
           General Obligation                                     500,000       5.00%   03-01-17       506,035
      Gastonia, North Carolina
           Street Improvements General Obligation                 200,000       5.50%   05-01-13       216,478
      Gastonia, North Carolina
           Police Station Project Certificate of Participation    100,000       5.70%   08-01-15       107,589
      Gastonia, North Carolina
           Street Improvements General Obligation                 400,000       5.50%   05-01-16       427,884
      Greensboro, North Carolina
           General Obligation                                     500,000       5.00%   03-01-12       519,430
      Johnston County, North Carolina
           General Obligation                                     500,000       5.00%   05-01-18       502,460
      Lincolnton, North Carolina
           Enterprise System Revenue                              200,000       5.38%   05-01-16       210,304

                                                                     (CONTINUED)

                      THE NORTH CAROLINA TAX FREE BOND FUND

                            PORTFOLIO OF INVESTMENTS

                                 AUGUST 31, 1998


                                                                 PRINCIPAL    INTEREST  MATURITY      VALUE
                                                                  AMOUNT        RATE      DATE       (NOTE 1)
                                                                 --------      -------  --------   -----------
MUNICIPAL OBLIGATIONS - (Continued)
      Mecklenburg County, North Carolina
           Public Improvements General Obligation                $200,000       5.50%   04-01-11   $   214,328
      Morganton, North Carolina
           Water & Sewer General Obligation Revenue               500,000       5.70%   06-01-13       542,020
      Morganton, North Carolina
           Water & Sewer General Obligation Revenue               100,000       5.70%   06-01-14       108,197
      North Carolina Central University
           Housing System Revenue                                 200,000       5.80%   11-01-17       217,416
      North Carolina Housing Finance Agency
           Multifamily Series A Revenue                           100,000       5.80%   07-01-13       105,502
      North Carolina Medical Care Commission
           Pitt County Memorial Hospital Series A Revenue         500,000       5.25%   12-01-12       517,335
      North Carolina Medical Care Commission
           Duke University Hospital Series C Revenue              500,000       5.25%   06-01-17       507,590
      North Carolina Municipal Power Agency -
           Number 1 - Catawba Electric Revenue                    100,000       6.00%   01-01-09       113,253
      North Carolina Municipal Power Agency -
           Number 1 - Catawba Electric Revenue                    100,000       5.75%   01-01-15       103,868
      North Carolina State
           Series A General Obligation                            300,000       5.10%   03-01-07       321,795
      North Carolina State
           General Obligation                                     400,000       5.10%   06-01-10       425,752
      North Carolina State
           Clean Water Series A General Obligation                100,000       5.80%   06-01-16       108,647
      North Carolina State University
           Centennial Campus B Revenue                            500,000       5.13%   12-15-16       509,175
      Pitt County, North Carolina
           Memorial Hospital Revenue                              100,000       5.50%   12-01-15       104,639
      Raleigh, North Carolina
           General Obligation                                     500,000       5.25%   06-01-13       529,665
      Transylvania County, North Carolina
           General Obligation                                     400,000       4.75%   02-01-14       400,852
      Union County, North Carolina
           Series B General Obligation                            100,000       5.30%   05-01-15       105,272
      University of North Carolina
           General Obligation Revenue                             500,000       5.40%   05-15-16       527,245
      Winston-Salem, North Carolina
           Water & Sewer System Revenue                           500,000       4.80%   06-01-10       512,890
      Winston-Salem, North Carolina
           General Obligation                                     100,000       5.50%   06-01-12       107,725
                                                                                                   -----------
      TOTAL MUNICIPAL OBLIGATIONS (COST $11,697,925)                                               $12,268,909
                                                                                                   -----------

                                                                     (CONTINUED)

                      THE NORTH CAROLINA TAX FREE BOND FUND

                            PORTFOLIO OF INVESTMENTS

                                 AUGUST 31, 1998


                                                                 PRINCIPAL    INTEREST  MATURITY      VALUE
                                                                  AMOUNT        RATE      DATE       (NOTE 1)
                                                                 --------      -------  --------   -----------
INVESTMENT COMPANY - 1.6%
      Federated North Carolina Municipal Money Market Portfolio  $195,919                          $   195,919
           (COST $195,919)                                                                         -----------

TOTAL VALUE OF INVESTMENT SECURITIES (COST $11,893,844 (A)) - 100.2%                               $12,464,828

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%                                                         (28,520)
                                                                                                   -----------

NET ASSETS - 100.0%                                                                                $12,436,308
                                                                                                   ===========

     (a) As of August 31, 1998, the cost of investment securities for federal income tax purposes was the same as that shown for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investment securities was $570,987 and $3, respectively, resulting in net unrealized appreciation for financial reporting and federal income tax purposes of $570,984.


See accompanying notes to financial statements.

                      THE NORTH CAROLINA TAX FREE BOND FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 1998


1.   SIGNIFICANT ACCOUNTING POLICIES

The North Carolina Tax Free Bond Fund (the Fund) is a non-diversified, open-end series of the Albemarle Investment Trust (the Trust), a management investment company registered under the Investment Company Act of 1940 (the 1940 Act). The Trust was organized in 1992 as a Massachusetts business trust. The Fund began operations on January 13, 1993.

The investment objective of the Fund is to provide current income exempt from federal income taxes and from the personal income taxes of North Carolina, to preserve capital, and to protect the value of the portfolio against the effects of inflation. The Fund invests in debt instruments of municipal issuers within the state of North Carolina. The issuers' abilities to meet their obligations may be affected by economic developments in the state of North Carolina.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of trading of the New York Stock Exchange (currently 4:00 p.m., Eastern time). Municipal obligations are valued by an independent pricing service which generally utilizes a computerized matrix system with consideration given to security quality, maturity, coupon, call features and the latest trading developments. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the security is valued at fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price per share and the redemption price per share are equal to the net asset value per share.

Investment income -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations.

Distributions to shareholders -- Dividends arising from net investment income are declared daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are valued on a specific identification basis. The Fund may purchase securities on a when issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

                      THE NORTH CAROLINA TAX FREE BOND FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 1998


Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In addition, the Fund intends to satisfy conditions which enable it to designate the interest income generated by its investment in municipal securities, which is exempt from federal income tax when received by the Fund, as exempt-interest dividends upon distribution to shareholders. For the year ended August 31, 1998, the Fund has designated its distributions paid to shareholders from net investment income of $453,271, or $0.45 per share, as exempt-interest dividends for federal income tax purposes.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

2.   INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $6,009,729 and $3,801,429, respectively, for the year ended August 31, 1998.

3.   TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of Boys, Arnold & Company, Inc. (the Advisor), or of Countrywide Fund Services, Inc. (CFS), the administrative services agent, shareholder servicing and transfer agent and accounting services agent for the Fund.

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by the Advisor under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Advisor an investment advisory fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.35% of the Fund's average daily net assets. The Advisor currently intends to voluntarily waive its investment advisory fees and/or reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund to 0.85% of its average daily net assets. For the year ended August 31, 1998, the Advisor waived $36,891 of its investment advisory fees.

                      THE NORTH CAROLINA TAX FREE BOND FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 1998


ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement effective March 1, 1998, CFS supplies non-investment related administrative and compliance services for the Fund. CFS supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, CFS receives a monthly fee at an annual rate of 0.15% on the Fund's average daily net assets up to $50 million; 0.125% on the next $50 million of such net assets; and 0.10% on such net assets in excess of $100 million, subject to a $1,000 minimum monthly fee. The foregoing fees were subject to a 25% discount through August 31, 1998. For the year ended August 31, 1998, CFS earned $6,502 of fees under the Administration Agreement.

Prior to March 1, 1998, The Nottingham Company (Nottingham) provided administrative services to and was generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. For these services, Nottingham received a fee at the annual rate of 0.15% of the Fund's average daily net assets. Nottingham also received a monthly fee of $1,750 for accounting and recordkeeping services. Additionally, Nottingham charged the Fund for servicing of shareholder accounts and registration of the Fund's shares. The accounting and administrative agreement with Nottingham provided that the aggregate fees for the aforementioned administrative, accounting and recordkeeping services would not be less than $3,000 per month.

TRANSFER AGENT AGREEMENT
Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement effective March 1, 1998, CFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CFS receives a monthly fee based on the number of shareholder accounts in the Fund, subject to a $1,000 minimum monthly fee. The foregoing fees were subject to a 25% discount through August 31, 1998. For the year ended August 31, 1998, CFS earned $4,500 of fees under the Transfer Agent Agreement. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement effective March 1, 1998, CFS calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, CFS receives a monthly fee, based on current asset levels, of $2,000 per month from the Fund. The foregoing fees were subject to a 25% discount through August 31, 1998. For the year ended August 31, 1998, CFS earned $9,000 of fees under the Accounting Services Agreement. In addition, the Fund pays certain out-of-pocket expenses incurred by CFS in obtaining valuations of the Fund's portfolio securities.

SHAREHOLDER SERVICING FEES
The Trust has adopted a Shareholder Servicing Plan (the Plan) pursuant to which the Fund may incur certain expenses for the compensation of persons providing ongoing services and/or maintenance of the Fund's shareholder accounts, not otherwise required to be provided by CFS. The basis for amounts paid under the Plan must be approved by the Board of Trustees and may not exceed 0.25% of the Fund's average daily net assets. For the year ended August 31, 1998, shareholder service fees of $27,318 were waived in their entirety.

INDEPENDENT AUDITOR'S REPORT

To the Board of Trustees and Shareholders of The Albemarle Investment Trust:

We have audited the accompanying statement of assets and liabilities of The North Carolina Tax Free Bond Fund (the Fund), a portfolio of the Albemarle Investment Trust, including the portfolio of investments, as of August 31, 1998, the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended August 31, 1995 and August 31, 1994, were audited by other auditors, whose report thereon dated September 29, 1995, expressed an unqualified opinion.

We conducted our audits in accordance with generally accepted auditing standard. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1998, by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of The North Carolina Tax Free Bond Fund at August 31, 1998, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

/s/ Deloitte & Touche LLP

Dayton, Ohio
October 2, 1998